iShares
®
Focused Value Factor ETF
Schedule of Investments
(unaudited)
June 30, 2023
(Percentages shown are based on Net Assets)
1
Schedule of Investments
Security Shares Value
a
Common Stocks
Automobiles  —  3 .2%
Thor Industries, Inc. ....................... 5,744 $ 594,504
a
Banks  —  15 .1%
Bank OZK ............................. 11,437 459,310
Columbia Banking System, Inc. ............... 15,249 309,250
JPMorgan Chase & Co. .................... 3,812 554,417
Popular, Inc. ............................ 5,579 337,641
Prosperity Bancshares, Inc. .................. 6,287 355,090
Regions Financial Corp. .................... 22,891 407,918
Synovus Financial Corp. .................... 11,906 360,156
2,783,782
a
Beverages  —  2 .8%
Molson Coors Beverage Co. , Class B ........... 7,874 518,424
a
Chemicals  —  10 .2%
Dow, Inc. .............................. 8,317 442,963
LyondellBasell Industries NV , Class A ........... 4,908 450,702
Olin Corp. .............................. 9,274 476,591
Westlake Corp. .......................... 4,379 523,159
1,893,415
a
Consumer Finance  —  4 .7%
Ally Financial, Inc. ........................ 12,809 345,971
Discover Financial Services .................. 4,538 530,265
876,236
a
Diversified Telecommunication Services  —  1 .7%
Verizon Communications, Inc. ................ 8,457 314,516
a
Electric Utilities  —  1 .9%
Avangrid, Inc. ........................... 9,306 350,650
a
Financial Services  —  2 .9%
MGIC Investment Corp. .................... 34,064 537,871
a
Gas Utilities  —  1 .6%
UGI Corp. .............................. 11,117 299,825
a
Ground Transportation  —  2 .8%
Knight-Swift Transportation Holdings, Inc. , Class A .. 9,272 515,152
a
Household Durables  —  6 .3%
Toll Brothers, Inc. ......................... 9,624 760,970
Whirlpool Corp. .......................... 2,771 412,297
1,173,267
a
Insurance  —  19 .5%
American Financial Group, Inc. ............... 3,092 367,175
American International Group, Inc. ............. 8,394 482,991
Security Shares Value
a
Insurance (continued)
Arch Capital Group Ltd.
(a)
................... 9,435 $ 706,210
Axis Capital Holdings Ltd. ................... 7,518 404,694
CNA Financial Corp. ....................... 9,559 369,168
Fidelity National Financial, Inc. ................ 11,612 418,032
First American Financial Corp. ................ 8,110 462,432
MetLife, Inc. ............................ 6,836 386,439
3,597,141
a
Media  —  2 .4%
Nexstar Media Group, Inc. ................... 2,635 438,859
a
Metals & Mining  —  3 .6%
Nucor Corp. ............................ 4,111 674,122
a
Oil, Gas & Consumable Fuels  —  10 .4%
Marathon Oil Corp. ........................ 19,093 439,521
Marathon Petroleum Corp. .................. 5,221 608,769
Ovintiv, Inc. ............................. 9,713 369,774
PDC Energy, Inc. ......................... 6,967 495,632
1,913,696
a
Specialty Retail  —  7 .1%
AutoNation, Inc.
(a) (b)
....................... 3,841 632,267
Penske Automotive Group, Inc. ............... 4,100 683,183
1,315,450
a
Textiles, Apparel & Luxury Goods  —  3 .5%
PVH Corp. ............................. 7,543 640,929
a
Total Long-Term Investments — 99.7%
(Cost: $ 17,674,879 ) ................................. 18,437,839
a
Short-Term Securities
Money Market Funds  —  3 .2%
BlackRock Cash Funds: Institutional, SL Agency
Shares , 5.31%
(c) (d) (e)
...................... 572,336 572,451
BlackRock Cash Funds: Treasury, SL Agency Shares ,
5.09%
(c) (d)
............................ 24,994 24,994
a
Total Short-Term Securities — 3.2%
(Cost: $ 597,494 ) ................................... 597,445
Total Investments — 102.9%
(Cost: $ 18,272,373 ) ................................. 19,035,284
Liabilities in Excess of Other Assets — ( 2 .9 ) % ............... (535,815)
Net Assets — 100.0% ................................. $ 18,499,469
(a)
Non-income producing security.
(b)
All or a portion of this security is on loan.
(c)
Affiliate of the Fund.
(d)
Annualized 7-day yield as of period end.
(e)
All or a portion of this security was purchased with the cash collateral from loaned securities.

Schedule of Investments
(unaudited) (continued)
June 30, 2023
iShares
®
Focused Value Factor ETF
2
Derivative Financial Instruments Outstanding as of Period End
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
Level 1 – Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access;
Level 2 – Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs); and
Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Valuation
Committee’s assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.
The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the period ended June 30, 2023 for purposes of Section 2(a)(3) of the Investment Company Act of
1940, as amended, were as follows:
Affiliated Issuer
Value at
03/31/23
Purchases
at Cost
Proceeds
from Sale
Net Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
06/30/23
  Shares Held
at 06/30/23 Income
  Capital
Gain
Distributions
from
Underlying
Funds
BlackRock
Cash Funds:
Institutional, SL
Agency Shares $ —  $ 572,515
(a)
$ —  $ (15) $ (49) $ 572,451  572,336  $ 147
(b)
$ —
BlackRock Cash
Funds: Treasury,
SL Agency
Shares ..... 32,125  —  (7,131)
(a)
—  —  24,994  24,994  525  —
$ (15) $ (49)
$ 597,445
$ 672  $ —
(a)
Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.
Futures Contracts
Description
Number of
Contracts
Expiration
Date
Notional
Amount
(000)
Value/
Unrealized
Appreciation
(Depreciation)
Long Contracts
Micro E-Mini Russell 2000 Index ............................................................ 6 09/15/23 $ 57 $ 380

iShares
®
Focused Value Factor ETF
Schedule of Investments
(unaudited) (continued)
June 30, 2023
3
Schedule of Investments
Level 1 Level 2 Level 3 Total
Assets
Investments
Long-Term Investments
Common Stocks ......................................... $ 18,437,839  $ —  $ —  $ 18,437,839
Short-Term Securities
Money Market Funds ...................................... 597,445  —  —  597,445
$ 19,035,284  $ —  $ —  $ 19,035,284
Derivative Financial Instruments
(a)
Assets
Equity Contracts ........................................... $ 380  $ —  $ —  $ 380
a
(a)
Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.
Fair Value Hierarchy as of Period End (continued)